Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Capital Leased Assets

The following summarizes the Company’s capital leases:

(in thousands)	December 31, 2021	December 31, 2020
Capital leases:
Machinery and equipment	$162	$163
Accumulated amortization	(69)	(38)
Property, plant, and equipment, net	$93	$125
Current installments of obligations under capital leases	33	31
Long-term portion of obligations under capital leases	63	97
Total capital lease obligations	$96	$128